Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Huazhu Group Limited
Entity Central Index Key	0001483994
Document Type	20-F
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Trading Symbol	HTHT
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	296,327,721
Entity Interactive Data Current	Yes
Entity File Number	001-34656
Entity Incorporation, State or Country Code	E9
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	No. 2266 Hongqiao Road
Entity Address, Country	CN
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200336
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Teo Nee Chuan
Entity Address, Address Line One	No. 2266 Hongqiao Road
Local Phone Number	21-6195-2011
City Area Code	86
Entity Address, Country	CN
Entity Address, City or Town	Shanghai
Contact Personnel Email Address	TeoNeeChuan@huazhu.com
Entity Address, Postal Zip Code	200336